Note 2 - Equity Method Investment	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
NOTE
2
– EQUITY METHOD INVESTMENT

The Company has an equity method investment in Helomics. The unaudited six
-month condensed statement of operations is as follows:

Helomics Holdings Corporation

	For the Nine Months Ended
	September 30, 2018
Revenue	$623,662

Gross margin	$441,370

Net loss from continuing operations	$(6,833,846)

Net loss to investee	$(5,227,552	) 1

1
The loss to investee was calculated at
80%
for the initial period of ownership,
January 11, 2018 –
February 27, 2018,
and then at
75%
for the remainder of the
nine
-month period at the current equity investment percentage owned by the Company.

Helomics’
first
nine
months predominantly included diagnostic revenue only. The contract research organization and D-CHIP Artificial Intelligence products are in the process of launching and have generated approximately
$31,000
of revenue in the
third
quarter.